Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

CERTNAS
001-37969

Electronic Mail Only

April 18, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 18, 2017 The Nasdaq Stock Market (the "Exchange") received from ENDRA Life Sciences Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common stock, par value $0.0001 per share
Warrants, each to purchase one share of Common Stock

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery